Schedule III - Real Estate and Accumulated Depreciation and Amortization - Balances (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018
Balance at the beginning of the year			$ 244,320,582		$ 254,675,874	$ 254,675,874		$ 274,546,199
Acquisitions						13,037,562		17,326,915
Improvements						6,393,711		3,359,283
Impairment of real estate assets	$ (845,674)		(845,674)			0		(532,951)
Dispositions of real estate						(29,786,565)		(40,023,572)
Balance at the end of the year						244,320,582		254,675,874
Balance at the beginning of the year			$ (44,113,962)	[1]	$ (43,567,809)	(43,567,809)		(40,012,255)
Depreciation and amortization expense						(6,693,613)		(8,452,012)
Dispositions of real estate						6,147,460		4,896,458
Balance at the end of the year						(44,113,962)	[1]	(43,567,809)
Real estate assets, net						$ 200,206,620		$ 211,108,065

[1]	Depreciation is computed on a straight-line basis using useful lives up to 39 years.